EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliations of assets and liabilities of the plans
Net	R$ (190,790)	R$ (303,925)
Defined benefit obligation	(190,790)	(303,925)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(2,388,321)	(2,752,097)	R$ (3,573,044)	R$ (3,841,213)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	2,628,213	2,871,304	R$ 3,383,887	R$ 3,499,475
Asset ceiling
Reconciliations of assets and liabilities of the plans
Net	R$ (430,682)	R$ (423,132)